Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Ordinary Shares	Additional paid in capital	Currency translation reserve	Accumulated deficit	Total
Balance at Dec. 31, 2022	$ 2,117	$ 136,648	$ 1,101	$ (83,025)	$ 56,841
Balance (in Shares) at Dec. 31, 2022	18,421,852
Restricted stock units vested	$ 3	(3)
Restricted stock units vested (in Shares)	34,295
Issuance of shares for cash consideration	$ 13	305			318
Issuance of shares for cash consideration (in Shares)	110,115
Stock based compensation		633			633
Net loss				(7,218)	(7,218)
Balance at Mar. 31, 2023	$ 2,133	137,583	1,101	(90,243)	50,574
Balance (in Shares) at Mar. 31, 2023	18,566,262
Balance at Dec. 31, 2022	$ 2,117	136,648	1,101	(83,025)	56,841
Balance (in Shares) at Dec. 31, 2022	18,421,852
Net loss					(14,010)
Balance at Jun. 30, 2023	$ 2,136	138,133	1,101	(97,035)	44,335
Balance (in Shares) at Jun. 30, 2023	18,589,139
Balance at Mar. 31, 2023	$ 2,133	137,583	1,101	(90,243)	50,574
Balance (in Shares) at Mar. 31, 2023	18,566,262
Restricted stock units vested	$ 1	(1)
Restricted stock units vested (in Shares)	8,821
Exercise of options
Exercise of options (in Shares)
Issuance of shares for cash consideration	$ 2	40			42
Issuance of shares for cash consideration (in Shares)	14,056
Stock based compensation		511			511
Net loss				(6,792)	(6,792)
Balance at Jun. 30, 2023	$ 2,136	138,133	1,101	(97,035)	44,335
Balance (in Shares) at Jun. 30, 2023	18,589,139
Balance at Dec. 31, 2023	$ 2,137	138,939	1,101	(112,093)	$ 30,084
Balance (in Shares) at Dec. 31, 2023	18,598,555				18,598,555
Restricted stock units vested	$ 3	(3)
Restricted stock units vested (in Shares)	34,295
Issuance of shares for cash consideration	$ 20	504			524
Issuance of shares for cash consideration (in Shares)	178,931
Stock based compensation		383			383
Net loss				(4,140)	(4,140)
Balance at Mar. 31, 2024	$ 2,160	139,823	1,101	(116,233)	26,851
Balance (in Shares) at Mar. 31, 2024	18,811,781
Balance at Dec. 31, 2023	$ 2,137	138,939	1,101	(112,093)	$ 30,084
Balance (in Shares) at Dec. 31, 2023	18,598,555				18,598,555
Net loss					$ (7,236)
Balance at Jun. 30, 2024	$ 2,385	144,405	1,101	(119,329)	$ 28,562
Balance (in Shares) at Jun. 30, 2024	20,883,312				20,883,312
Balance at Mar. 31, 2024	$ 2,160	139,823	1,101	(116,233)	$ 26,851
Balance (in Shares) at Mar. 31, 2024	18,811,781
Restricted stock units vested	$ 1	(1)
Restricted stock units vested (in Shares)	9,755
Exercise of options
Issuance of shares for cash consideration	$ 224	4,195			4,419
Issuance of shares for cash consideration (in Shares)	2,061,776
Stock based compensation		388			388
Net loss				(3,096)	(3,096)
Balance at Jun. 30, 2024	$ 2,385	$ 144,405	$ 1,101	$ (119,329)	$ 28,562
Balance (in Shares) at Jun. 30, 2024	20,883,312				20,883,312